Other Current Assets (Details) - Schedule of Other Current Assets - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Other Current Assets [Abstract]
Prepayments	$ 2,315,632	$ 2,569,522
Other	40,668	39,764
Total	$ 2,356,300	$ 2,609,286